Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net income	$ 73,673	$ 56,556	$ 54,250
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	(12,307)	(110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	2,806	(7)
Foreign currency translation adjustments	177	42	(127)
Comprehensive income, before tax	64,349	56,481	54,123
Income tax benefit related to items of other comprehensive income (loss)	91
Comprehensive income, after tax	64,440	56,481	54,123
Comprehensive (income) loss attributable to the noncontrolling interests	(851)	168	(3,872)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 63,589	$ 56,649	$ 50,251